Costs and expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs And Expenses By Nature
Freight (i)	$ 4,251	$ 4,738	$ 4,575
Services	4,131	3,614	2,878
Personnel	2,931	2,684	2,522
Depreciation, depletion and amortization	2,916	3,049	2,857
Materials	2,731	2,256	2,022
Acquisition of products	2,254	2,566	2,277
Fuel oil and gas	1,626	1,630	1,011
Royalties	1,286	1,268	1,370
Energy	781	719	639
Others	1,182	1,504	1,578
Total	$ 24,089	$ 24,028	$ 21,729